Schedule of investments
Delaware Global Listed Real Assets Fund	January 31, 2024 (Unaudited)
	Principal amount°	Value (US $)
Corporate Bonds — 12.82%
Basic Industry — 1.16%
Chemours 144A 4.625% 11/15/29 #	234,000	$ 203,449
First Quantum Minerals 144A 6.875% 3/1/26 #	200,000	190,728
FMG Resources August 2006
144A 5.875% 4/15/30 #	100,000	98,875
144A 6.125% 4/15/32 #	100,000	99,049

Freeport-McMoRan 5.45% 3/15/43	235,000	226,313
Novelis
144A 3.875% 8/15/31 #	255,000	221,487
144A 4.75% 1/30/30 #	140,000	130,003

Vibrantz Technologies 144A 9.00% 2/15/30 #	120,000	99,761
		1,269,665
Capital Goods — 0.96%
Ball 3.125% 9/15/31	415,000	351,837
Clean Harbors 144A 5.125% 7/15/29 #	195,000	186,725
GFL Environmental 144A 5.125% 12/15/26 #	160,000	156,367
Sealed Air
144A 4.00% 12/1/27 #	175,000	163,481
144A 5.00% 4/15/29 #	200,000	192,016
		1,050,426
Communications — 2.94%
CCO Holdings 144A 5.375% 6/1/29 #	340,000	316,392
CMG Media 144A 8.875% 12/15/27 #	210,000	164,075
CSC Holdings 144A 3.375% 2/15/31 #	200,000	137,159
Cumulus Media New Holdings 144A 6.75% 7/1/26 #	43,000	27,638
DISH DBS 144A 5.75% 12/1/28 #	209,000	140,992
Frontier Communications Holdings 144A 5.875% 10/15/27 #	293,000	282,005
Gray Television 144A 5.375% 11/15/31 #	380,000	297,761
Lamar Media 3.75% 2/15/28	175,000	162,884
LCPR Senior Secured Financing DAC 144A 6.75% 10/15/27 #	194,000	187,019
Nexstar Media 144A 5.625% 7/15/27 #	213,000	207,602
Outfront Media Capital 144A 4.625% 3/15/30 #	245,000	217,104
Sirius XM Radio 144A 5.50% 7/1/29 #	300,000	285,234
Sprint Capital 8.75% 3/15/32	65,000	79,719
T-Mobile USA
3.375% 4/15/29	60,000	55,713
4.75% 2/1/28	105,000	104,507

Virgin Media Secured Finance 144A 5.50% 5/15/29 #	400,000	385,027
NQ- F9 [0124] 0324 (3434492)    1

Schedule of investments
Delaware Global Listed Real Assets Fund   (Unaudited)
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)

Vmed O2 UK Financing I 144A 4.25% 1/31/31 #	200,000	$ 175,065
		3,225,896
Consumer Cyclical — 2.22%
Caesars Entertainment 144A 7.00% 2/15/30 #	375,000	385,603
Carnival
144A 5.75% 3/1/27 #	100,000	98,586
144A 6.00% 5/1/29 #	265,000	256,870
144A 7.625% 3/1/26 #	190,000	193,117
Hilton Domestic Operating
144A 4.00% 5/1/31 #	85,000	76,474
4.875% 1/15/30	200,000	192,916

Lennar 5.00% 6/15/27	95,000	95,243
Murphy Oil USA 144A 3.75% 2/15/31 #	321,000	277,164
Royal Caribbean Cruises 144A 5.50% 4/1/28 #	490,000	484,071
VICI Properties 144A 5.75% 2/1/27 #	216,000	215,623
Wyndham Hotels & Resorts 144A 4.375% 8/15/28 #	175,000	163,528
		2,439,195
Consumer Non-Cyclical — 1.15%
CHS 144A 5.25% 5/15/30 #	313,000	259,481
HCA
3.50% 9/1/30	10,000	9,078
5.375% 2/1/25	70,000	69,952
5.875% 2/1/29	305,000	314,762

JBS USA LUX 5.50% 1/15/30	289,000	282,531
Tenet Healthcare
4.25% 6/1/29	204,000	189,554
6.875% 11/15/31	135,000	138,638
		1,263,996
Electric — 1.18%
Calpine
144A 5.00% 2/1/31 #	35,000	31,784
144A 5.125% 3/15/28 #	345,000	329,517

NRG Energy 144A 3.625% 2/15/31 #	190,000	163,135
PG&E 5.25% 7/1/30	85,000	81,239
TerraForm Power Operating 144A 4.75% 1/15/30 #	308,000	284,648
2    NQ- F9 [0124] 0324 (3434492)

(Unaudited)
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Electric (continued)
Vistra Operations
144A 5.00% 7/31/27 #	70,000	$ 67,879
144A 5.50% 9/1/26 #	70,000	69,428
144A 5.625% 2/15/27 #	275,000	271,159
		1,298,789
Energy — 2.18%
Callon Petroleum 144A 8.00% 8/1/28 #	85,000	87,975
CNX Resources
144A 6.00% 1/15/29 #	265,000	256,287
144A 7.25% 3/14/27 #	10,000	10,046

DCP Midstream Operating 5.125% 5/15/29	210,000	212,099
Energy Transfer
144A 5.625% 5/1/27 #	82,000	81,907
144A 6.00% 2/1/29 #	209,000	210,190

EQM Midstream Partners 144A 4.75% 1/15/31 #	320,000	298,558
Genesis Energy 8.25% 1/15/29	295,000	303,509
Hilcorp Energy I 144A 6.00% 4/15/30 #	100,000	97,179
Marathon Oil 4.40% 7/15/27	75,000	73,441
Murphy Oil
5.875% 12/1/27	195,000	193,553
6.375% 7/15/28	105,000	105,233
NuStar Logistics
6.00% 6/1/26	90,000	89,863
6.375% 10/1/30	80,000	80,458
Occidental Petroleum
6.60% 3/15/46	55,000	59,445
6.625% 9/1/30	40,000	42,585

Targa Resources Partners 4.875% 2/1/31	195,000	187,141
		2,389,469
Real Estate Investment Trusts — 0.07%
HAT Holdings I 144A 3.75% 9/15/30 #	100,000	82,721
		82,721
Technology — 0.32%
Iron Mountain 144A 4.50% 2/15/31 #	395,000	354,644
		354,644
Transportation — 0.64%
Air Canada 144A 3.875% 8/15/26 #	255,000	242,799
American Airlines 144A 5.75% 4/20/29 #	309,402	304,154
NQ- F9 [0124] 0324 (3434492)    3

Schedule of investments
Delaware Global Listed Real Assets Fund   (Unaudited)
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Transportation (continued)
Delta Air Lines
144A 7.00% 5/1/25 #	82,000	$ 83,541
7.375% 1/15/26	67,000	69,426
		699,920
Total Corporate Bonds (cost $14,797,751)		14,074,721

Non-Agency Commercial Mortgage-Backed Securities — 1.76%
Cantor Commercial Real Estate Lending Series 2019-CF1 B 4.178% 5/15/52 •	200,000	173,527
Citigroup Commercial Mortgage Trust Series 2019-C7 A4 3.102% 12/15/72	600,000	541,601
GS Mortgage Securities Trust Series 2017-GS6 B 3.869% 5/10/50	730,000	629,711
Morgan Stanley Capital I Trust Series 2016-BNK2 B 3.485% 11/15/49	740,000	592,542
Total Non-Agency Commercial Mortgage-Backed Securities (cost $2,370,378)		1,937,381

Loan Agreements — 1.94%
Air Canada 9.139% (SOFR03M + 3.76%) 8/11/28 •	177,744	178,173
Calpine Construction Finance 7.606% (SOFR01M + 2.25%) 7/31/30 •	122,017	121,384
Castlelake Aviation One DAC 8.146% (SOFR03M + 2.76%) 10/22/26 •	219,938	219,937
Charter Communications Operating Tranche B2 7.083% (SOFR01M + 1.75%) 2/1/27 •	253,533	252,995
CSC Holdings 9.833% (SOFR01M + 4.50%) 1/18/28 •	244,057	238,743
Hamilton Projects Acquiror 9.947% (SOFR01M + 4.61%) 6/17/27 •	231,223	231,747
Lamar Media Tranche B 6.933% (SOFR01M + 1.60%) 2/5/27 •	169,139	169,109
Parkway Generation Tranche B 10.324% (SOFR03M + 5.01%) 2/16/29 •	156,485	154,724
Parkway Generation Tranche C 10.324% (SOFR03M + 5.01%) 2/16/29 •	20,735	20,502
Pilot Travel Centers Tranche B 7.433% (SOFR01M + 2.10%) 8/4/28 •	171,063	171,033
Setanta Aircraft Leasing DAC 7.61% (SOFR01M + 2.26%) 11/5/28 •	125,000	125,201
4    NQ- F9 [0124] 0324 (3434492)

(Unaudited)
		Principal amount°	Value (US $)

Loan Agreements (continued)
Sinclair Television Group Tranche B-3 8.447% (SOFR01M + 3.11%) 4/1/28 •		97,500	$ 89,091
Vistra Operations 7.333% (SOFR01M + 2.00%) 12/20/30 •		163,015	162,163
Total Loan Agreements (cost $2,130,121)			2,134,802

Sovereign Bonds — 11.84%Δ
Australia — 0.34%
Australia Government Bonds
0.75% 11/21/27	AUD	276,082	218,219
2.50% 9/20/30	AUD	150,679	150,384
			368,603
Canada — 0.80%
Canadian Government Real Return Bonds
6.719% 12/1/26	CAD	462,881	369,871
7.595% 12/1/31	CAD	578,671	506,925
			876,796
France — 2.89%
French Republic Government Bonds OAT
144A 0.10% 3/1/26 #	EUR	1,143,357	1,227,304
0.10% 3/1/28	EUR	573,279	612,007
0.10% 3/1/29	EUR	627,502	670,987
144A 0.10% 3/1/36 #	EUR	135,325	136,934
144A 0.10% 7/25/38 #	EUR	268,154	265,906
144A 0.10% 7/25/47 #	EUR	96,418	88,913
144A 0.10% 7/25/53 #	EUR	38,802	34,883
3.88% 7/25/32	EUR	104,206	137,973
			3,174,907
Germany — 1.37%
Deutsche Bundesrepublik Inflation Linked Bonds
0.10% 4/15/26	EUR	1,165,811	1,242,096
0.50% 4/15/30	EUR	241,178	265,959
			1,508,055
Italy — 1.16%
Italy Buoni Poliennali Del Tesoro
144A 0.10% 5/15/33 #	EUR	687,270	637,370
144A 1.30% 5/15/28 #	EUR	348,254	377,965
144A 2.55% 9/15/41 #	EUR	220,901	255,036
			1,270,371
NQ- F9 [0124] 0324 (3434492)    5

Schedule of investments
Delaware Global Listed Real Assets Fund   (Unaudited)
		Principal amount°	Value (US $)

Sovereign BondsΔ (continued)
Japan — 0.38%
Japanese Government CPI Linked Bond 0.10% 3/10/29	JPY	58,988,050	$ 423,233
			423,233
Spain — 0.58%
Spain Government Inflation Linked Bond 144A 1.00% 11/30/30 #	EUR	588,179	642,233
			642,233
United Kingdom — 4.32%
United Kingdom Inflation-Linked Gilt
0.125% 3/22/29	GBP	698,758	885,270
0.125% 11/22/36	GBP	375,677	445,102
0.125% 3/22/51	GBP	462,980	430,279
0.125% 11/22/56	GBP	211,666	186,457
0.125% 11/22/65	GBP	96,196	79,107
0.125% 3/22/68	GBP	153,367	124,524
0.125% 3/22/73	GBP	41,974	35,651
0.375% 3/22/62	GBP	159,029	147,828
0.50% 3/22/50	GBP	584,160	610,839
0.625% 11/22/42	GBP	535,058	627,087
0.625% 3/22/45	GBP	243,523	275,718
1.25% 11/22/32	GBP	293,837	403,696
7.445% 1/26/35	GBP	157,100	490,525
			4,742,083
Total Sovereign Bonds (cost $13,973,149)			13,006,281

US Treasury Obligations — 7.50%
US Treasury Inflation Indexed Bonds
0.125% 2/15/51		259,933	159,728
0.125% 2/15/52		243,655	148,038
0.75% 2/15/42		502,782	409,936
0.75% 2/15/45		583,769	458,022
1.00% 2/15/49		291,510	234,021
2.125% 2/15/40		204,710	210,678
US Treasury Inflation Indexed Notes
0.125% 10/15/25		1,241,129	1,202,013
0.125% 7/15/30		1,965,724	1,792,358
0.375% 1/15/27		3,329,572	3,187,302
1.125% 1/15/33		458,294	436,366
Total US Treasury Obligations (cost $8,545,233)			8,238,462
6    NQ- F9 [0124] 0324 (3434492)

(Unaudited)
	Number of shares	Value (US $)
Closed-Ended Trust — 0.36%
Sprott Physical Uranium Trust †	17,013	$ 393,674
Total Closed-Ended Trust (cost $201,171)		393,674

Common Stocks — 61.39%
Consumer Staples — 0.92%
Bunge Global	7,132	628,258
Darling Ingredients †	8,829	382,295
		1,010,553
Energy — 7.77%
BP ADR	10,974	385,187
Chesapeake Energy	9,390	724,063
Chord Energy	2,468	379,480
Enbridge	29,111	1,033,701
Kimbell Royalty Partners	38,148	572,983
Parex Resources	11,919	197,342
Permian Resources	35,752	481,937
Schlumberger	9,724	473,559
Shell	37,389	1,159,146
TC Energy	26,861	1,059,695
Tourmaline Oil	7,948	343,648
Unit	13,028	519,166
Valaris †	4,420	273,465
Valero Energy	6,715	932,714
		8,536,086
Home Builders — 0.17%
Lifestyle Communities	6,494	75,573
Sekisui House	5,000	112,871
		188,444
Industrials — 6.41%
Arcosa	7,051	551,952
Atlas Arteria	279,436	985,124
CCR	364,917	970,038
Enav 144A #	292,001	1,080,673
GrafTech International	71,168	94,653
Net Power †	11,483	102,199
NuScale Power †	27,611	79,796
Sacyr	314,312	1,036,208
Sunrun †	11,654	168,750
Transurban Group	112,038	984,280
NQ- F9 [0124] 0324 (3434492)    7

Schedule of investments
Delaware Global Listed Real Assets Fund   (Unaudited)
	Number ofshares	Value (US $)
Common Stocks (continued)
Industrials (continued)
Vinci	7,780	$ 982,788
		7,036,461
Information Technology — 1.81%
American Tower	2,161	422,799
Cellnex Telecom 144A #	36,384	1,399,961
NEXTDC †	17,772	160,893
		1,983,653
Materials — 8.38%
Alcoa	15,951	474,542
Anglo American	29,390	700,589
CF Industries Holdings	12,308	929,377
Corteva	8,217	373,709
Endeavour Mining	20,490	363,983
ERO Copper †	26,855	420,468
Glencore	170,862	904,024
Hudbay Minerals	102,324	567,898
Kinross Gold	121,704	670,589
Lifezone Metals †	8,969	53,904
Louisiana-Pacific	5,659	376,606
MP Materials †	24,102	381,053
Newmont	30,363	1,047,827
Nutrien	11,067	551,911
Sylvamo	6,370	295,759
West Fraser Timber	3,820	303,765
Wheaton Precious Metals	16,736	784,416
		9,200,420
Real Estate — 1.53%
Crown Castle	9,168	992,436
Weyerhaeuser	20,837	682,828
		1,675,264
Real Estate Operating Companies/Developer — 0.91%
Mitsubishi Estate	39,300	544,537
Sumitomo Realty & Development	14,600	459,158
		1,003,695
REIT Diversified — 1.95%
CapitaLand Ascendas REIT	159,700	346,106
Charter Hall Group	24,811	193,518
CK Asset Holdings	32,027	144,517
DigitalBridge Group	5,431	106,665
8    NQ- F9 [0124] 0324 (3434492)

(Unaudited)
	Number ofshares	Value (US $)
Common Stocks (continued)
REIT Diversified (continued)
Fastighets Balder Class B †	15,567	$ 103,323
Inmobiliaria Colonial Socimi	20,320	122,170
Land Securities Group	21,519	181,420
Mapletree Logistics Trust	242,227	278,531
Shaftesbury Capital	44,719	75,333
Sun Hung Kai Properties	15,956	148,924
United Urban Investment	288	291,608
Wharf Real Estate Investment	50,000	146,492
		2,138,607
REIT Healthcare — 2.48%
Aedifica	993	64,708
Alexandria Real Estate Equities	4,857	587,211
Healthpeak Properties	22,201	410,719
Welltower	19,157	1,657,272
		2,719,910
REIT Hotel — 0.47%
Ryman Hospitality Properties	3,201	351,790
Xenia Hotels & Resorts	12,605	168,024
		519,814
REIT Industrial — 3.32%
Americold Realty Trust	23,181	637,478
Goodman Group	32,236	535,091
Mitsubishi Estate Logistics REIT Investment	62	155,335
Nippon Prologis REIT	165	293,568
Prologis	11,937	1,512,299
Segro	24,708	274,409
Warehouses De Pauw CVA	8,187	239,528
		3,647,708
REIT Information Technology — 2.63%
Digital Realty Trust	7,384	1,037,157
Equinix	2,235	1,854,536
		2,891,693
REIT Mall — 0.37%
Simon Property Group	2,904	402,523
		402,523
NQ- F9 [0124] 0324 (3434492)    9

Schedule of investments
Delaware Global Listed Real Assets Fund   (Unaudited)
	Number ofshares	Value (US $)
Common Stocks (continued)
REIT Manufactured Housing — 1.05%
Equity LifeStyle Properties	7,018	$ 475,048
Sun Communities	5,430	680,651
		1,155,699
REIT Multifamily — 3.32%
Advance Residence Investment	129	284,078
American Homes 4 Rent Class A	15,971	559,784
AvalonBay Communities	4,542	813,063
Boardwalk Real Estate Investment Trust	3,345	173,663
Canadian Apartment Properties REIT	7,488	259,932
CapitaLand Ascott Trust	4,157	2,964
Equity Residential	8,907	536,112
InterRent Real Estate Investment Trust	17,188	172,211
LEG Immobilien †	2,120	175,917
UNITE Group	21,287	271,959
Vonovia	12,820	399,373
		3,649,056
REIT Office — 0.85%
Castellum †	9,051	116,522
Derwent London	3,071	82,769
Fabege	8,579	80,350
Gecina	1,641	180,980
Nippon Building Fund	70	283,228
Tokyu REIT	114	132,935
Wihlborgs Fastigheter	6,574	58,769
		935,553
REIT Retail — 0.66%
Frasers Centrepoint Trust	182,120	311,502
Link REIT	82,033	411,452
		722,954
REIT Self-Storage — 1.08%
Big Yellow Group	15,755	227,818
National Storage REIT	91,191	136,760
Public Storage	2,918	826,349
		1,190,927
REIT Shopping Center — 1.74%
Agree Realty	13,248	789,713
Federal Realty Investment Trust	4,503	458,090
Kite Realty Group Trust	31,206	667,809
		1,915,612
10    NQ- F9 [0124] 0324 (3434492)

(Unaudited)
	Number ofshares	Value (US $)
Common Stocks (continued)
REIT Single Tenant — 0.95%
Realty Income	19,156	$ 1,041,895
		1,041,895
REIT Specialty — 0.93%
Corp Inmobiliaria Vesta ADR	8,118	307,835
Invitation Homes	21,566	710,168
		1,018,003
Utilities — 11.69%
APA Group	102,209	565,328
Enel	140,125	956,126
Hydro One 144A #	34,647	1,028,239
National Grid	81,816	1,089,716
NextEra Energy	17,534	1,028,018
Orsted 144A #	18,098	1,020,089
Pennon Group	112,047	997,622
PPL	39,497	1,034,821
Severn Trent	30,863	1,014,499
Snam	202,339	988,213
Spruce Power Holding †	24,712	95,141
SSE	43,233	920,774
Terna - Rete Elettrica Nazionale	126,022	1,062,624
United Utilities Group	77,126	1,038,792
		12,840,002
Total Common Stocks (cost $68,228,654)		67,424,532

Short-Term Investments — 1.41%
Money Market Mutual Funds — 1.41%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.22%)	388,509	388,509
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.22%)	388,509	388,509
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.33%)	388,509	388,509
NQ- F9 [0124] 0324 (3434492)    11

Schedule of investments
Delaware Global Listed Real Assets Fund   (Unaudited)
	Number ofshares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.21%)	388,509	$ 388,509
Total Short-Term Investments (cost $1,554,036)		1,554,036
Total Value of Securities—99.02% (cost $111,800,493)		108,763,889

Receivables and Other Assets Net of Liabilities—0.98%★		1,071,538
Net Assets Applicable to 9,191,609 Shares Outstanding—100.00%		$109,835,427
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At January 31, 2024, the aggregate value of Rule 144A securities was $18,498,588, which represents 16.84% of the Fund’s net assets.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at January 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
Δ	Securities have been classified by country of risk.
†	Non-income producing security.
★	Includes $21,537 cash collateral held at broker for futures contracts as of January 31, 2024.
12    NQ- F9 [0124] 0324 (3434492)

(Unaudited)
The following forward foreign currency exchange contracts and futures contracts were outstanding at January 31, 2024:
Forward Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
CITI	AUD	(49,148)	USD	33,615	2/16/24	$1,354	$—
CITI	CAD	(1,142,736)	USD	836,543	2/16/24	—	(13,594)
CITI	EUR	(6,029,274)	USD	6,572,240	2/16/24	51,962	—
CITI	GBP	(3,831,027)	USD	4,769,988	2/16/24	—	(85,695)
CITI	JPY	(61,924,975)	USD	417,732	2/16/24	—	(4,087)
HSBC	AUD	(388,304)	USD	253,447	2/16/24	—	(1,436)
HSBC	CAD	(310,941)	USD	235,578	2/16/24	4,254	—
HSBC	EUR	(940,443)	USD	1,044,317	2/16/24	27,288	—
HSBC	GBP	(441,287)	USD	562,649	2/16/24	3,334	—
Total Forward Foreign Currency Exchange Contracts						$88,192	$(104,812)
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Variation Margin Due from (Due to) Brokers
2	Canadian Treasury 10 yr Bonds	$180,996	$176,106	3/19/24	$4,890	$924
11	US Treasury 5 yr Notes	1,192,297	1,166,788	3/28/24	25,508	5,586
Total Futures Contracts			$1,342,894		$30,398	$6,510
The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the schedule of investments. The foreign currency exchange contracts and notional amounts presented above represent the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin are reflected in the Fund's net assets.
Summary of abbreviations:
ADR – American Depositary Receipt
CITI – Citigroup
CPI – Consumer Price Index
CVA – Certified Dutch Certificate
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Schedule of investments
Delaware Global Listed Real Assets Fund   (Unaudited)
Summary of abbreviations: (continued)
DAC – Designated Activity Company
GS – Goldman Sachs
OAT – Obligations Assimilables du Tresor
REIT – Real Estate Investment Trust
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
yr – Year
Summary of currencies:
AUD – Australian Dollar
CAD – Canadian Dollar
EUR – European Monetary Unit
GBP – British Pound Sterling
JPY – Japanese Yen
USD – US Dollar
14    NQ- F9 [0124] 0324 (3434492)